DERIVATIVES Q	9 Months Ended
Sep. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVES	DERIVATIVES
Derivatives not designated as hedging instruments
The Company enters into derivative contracts primarily for the purpose of trading, risk management, and hedging of operating costs. The Company recognized net derivative gain related to free-standing derivatives of $65.4 million and $161.2 million for the three and nine months ended September 30, 2025, respectively, and $16.3 million and $205.3 million for the three and nine months ended September 30, 2024, respectively.
The breakdown of the Company’s derivatives portfolio, as of September 30, 2025 and December 31, 2024 was as follows:

	September 30, 2025
(in thousands)	Notional Amounts (1)	Derivative Assets	Derivative Liabilities
Digital assets	$4,289,937	$119,910	$(48,948)
Foreign currencies	354,282	4,433	(3,877)
Equity securities	2,210,091	19,316	(12,707)
Interest rates	289,446	97	(1,054)
Commodities	64,284	1,954	(814)
	7,208,040	145,710	(67,400)

Digital assets receivable	7,153	21,432	—
Embedded derivatives — Digital assets borrowed	2,970,695	58,818	(152,885)
Embedded derivatives — Collateral payable	2,249,077	65,125	(341,053)
Embedded derivatives — Payable to customer	88,907	1,820	—

	December 31, 2024
(in thousands)	Notional Amounts (1)	Derivative Assets	Derivative Liabilities
Digital assets	$4,685,112	$185,208	$(145,493)
Foreign currencies	19,259	12,064	(10,483)
Equity securities	1,049,846	10,343	(9,683)
Interest rates	5,002	19	(13)
Commodities	10,583	19	(186)
	5,769,802	207,653	(165,858)

Digital assets receivable	3,911	60,720	—
Embedded derivatives — Digital assets borrowed	1,269,013	24,039	(252,635)
Embedded derivatives — Collateral payable	1,219,247	55,848	(161,261)
Embedded derivatives — Notes payable	847,500	—	(136,192)
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(1)Notional amounts represent the U.S. Dollar denominated size of the underlying assets for the derivative instruments. While the notional amounts disclosed above give an indication of the volume of the Company’s derivatives activity, they do not accurately reflect the Company’s economic exposure as they do not reflect the Company’s long and short derivative positions.
The table below represents the breakdown of collateral payable and assets posted as collateral associated with derivative positions as of September 30, 2025 and December 31, 2024:

(in thousands)	September 30, 2025	December 31, 2024
Collateral payable — Digital assets	$47,876	$30,600
Collateral payable — Cash	7,014	30,460
Collateral payable associated with derivatives	$54,890	$61,060

Assets posted as collateral — Digital assets	19	$—
Assets posted as collateral — Cash	2,050	—
Assets posted as collateral associated with derivatives	$2,069	$—
Derivatives designated as hedging instruments
The Company enters into derivatives designated as cash flow hedges to manage exposure to variability in future cash flows associated with interest payments.
The breakdown of the Company's portfolio of derivatives designated as hedging instruments as September 30, 2025 was as follows:

	September 30, 2025
(in thousands)	Notional Amounts	Derivative Assets	Derivative Liabilities
Interest rates	1,400,000	6,869
Derivatives designated as cash flow hedges	$1,400,000	$6,869	$—
The following table provides information about the amount of gain (loss) related to derivatives designated as cash flow hedges for the following periods:

	Three months ended	Nine months ended
(in thousands)	September 30, 2025	September 30, 2025
Gain / (loss) recognized in OCI	(2,605)	(2,605)
Derivatives designated as cash flow hedges	$(2,605)	$(2,605)